Expense Example {- Fidelity Freedom Index 2040 Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-11 - Fidelity Freedom Index 2040 Fund	Jul. 13, 2021 USD ($)
Institutional Premium Class
Expense Example:
1 year	$ 8
3 years	26
5 years	45
10 years	103
Premier Class
Expense Example:
1 year	6
3 years	19
5 years	34
10 years	$ 77